Sohu.com Limited Shareholders' Equity (Changyou 2019 Share Incentive Plan) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 17, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 09, 2024	Feb. 02, 2021	Aug. 26, 2019	Aug. 03, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ (30)	$ 708	$ 4,939
Changyou 2019 Share Incentive Plan [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted in period		2,147,572
Changyou [Member] | Share Options [Member] | Class A ordinary shares [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise prices of option granted	$ 0.01
Accrued fixed price, final	5.39
Changyou [Member] | Changyou 2019 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Toal share based compensation expense		$ (100)	500	2,200
Total value of share options vested		$ 100	$ 3,000	$ 3,400
Changyou [Member] | Changyou 2019 Share Incentive Plan [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted		four equal installments
Award vesting period		4 years
Share-based compensation expense		$ 100
Changyou [Member] | Changyou 2019 Share Incentive Plan [Member] | Share Options [Member] | Class A ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance								3,000,000
Share based compensation by share based payment arrangement options excercised exercise price per share	5.39
Changyou [Member] | Changyou 2019 Share Incentive Plan [Member] | Share Options [Member] | Class A ordinary shares [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award Options Not Exercisable in Period Conditionally Repurchased Price	5.39
Accrued fixed price, initial	5.39
Accrued fixed price, final	$ 5.39
Changyou [Member] | Changyou 2019 Share Incentive Plan [Member] | Share Options [Member] | Class A ordinary shares [Member] | Certain members of management and certain other employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options					690,600	600,000	1,909,000
Exercise prices of option granted					$ 0.01	$ 0.01	$ 0.01